Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 29,760	$ 1,690	$ 4,340	$ 650	$ 36,440
UNITED STATES | Department of Labor / MSHA [Member]
Total			100		100
UNITED STATES | Bureau of Land Management [Member]
Total			320		320
UNITED STATES | Department of Interior [Member]
Total			130		130
MEXICO | Ejido Guazapares [Member]
Total			2,080		2,080
MEXICO | Ejido de Palmarejo [Member]
Total			550		550
MEXICO | Tesoreria de la Federacion [Member]
Total	$ 29,760	$ 1,690	860		32,310
MEXICO | Municipio de Chinipas [Member]
Total				550	550
CANADA | Department of Finance [Member]
Total			200		200
CANADA | Tahltan Central Government [Member]
Total				$ 100	100
CANADA | Tahltan ERM Environmental Management [Member]
Total			$ 100		$ 100